Equity - Summary of Other Reserves Within Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	$ (4,880,883)	$ (3,866,564)	$ (3,764,697)
Other reserves, Changes	(411,116)	(1,014,319)	(101,867)
Other reserves, Ending balance	(5,291,999)	(4,880,883)	(3,866,564)
Exchange differences on translation
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(1,666,109)	(453,995)	(388,942)
Other reserves, Changes	(617,046)	(1,212,114)	(65,053)
Other reserves, Ending balance	(2,283,155)	(1,666,109)	(453,995)
Cash flow hedges
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(5,094)	(3,472)	(11,423)
Other reserves, Changes	3,760	(1,622)	7,951
Other reserves, Ending balance	(1,334)	(5,094)	(3,472)
Fair value through other comprehensive income
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(397)	(175)	227
Other reserves, Changes	(290)	(222)	(402)
Other reserves, Ending balance	(687)	(397)	(175)
Other miscellaneous reserves
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(3,209,283)	(3,408,922)	(3,364,559)
Other reserves, Changes	202,460	199,639	(44,363)
Other reserves, Ending balance	$ (3,006,823)	$ (3,209,283)	$ (3,408,922)